SCHEDULE OF INVESTMENTS FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Investments [Line Items]
Aggregate fair value cost		¥ 499,293
Unrealized gain loss		(177,725)
Foreign currency translation adjustment		2,542
Long term investment		324,110	$ 32,089	¥ 224,404
Equity Securities [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost		448,293		448,574
Unrealized gain loss	¥ (221,341)	(177,815)
Foreign currency translation adjustment	(2,829)	2,542
Aggregate fair value		273,020		224,404
Debt Investment [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost		51,000
Unrealized gain loss		90
Foreign currency translation adjustment
Aggregate fair value		¥ 51,090
Other Long-Term Investments [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost				¥ 448,574
Unrealized gain loss	(221,341)
Foreign currency translation adjustment	¥ (2,829)